                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                  811-07358

Exact name of registrant as specified in charter: Duff & Phelps Utility & Corporate Bond Trust Inc.

Address of principal executive offices:              55 East Monroe St
                                                     Suite 3600
                                                     Chicago, IL 60603

Name and address of agent for service:               Alan Meder, Chief Financial
                                                     Officer
                                                     55 East Monroe St.
                                                     Suite 3600
                                                     Chicago, IL 60603

Registrant's telephone number, including area code:  312-541-5555

Date of fiscal year end:                             12/31/03

Date of reporting period:                            12/31/03

Item 1 - Reports to Stockholders - [INSERT REPORT]

DEAR FELLOW SHAREHOLDERS:

YOUR FUND'S PERFORMANCE

     During the second half of 2003, equity investors looked beyond the formidable uncertainty facing our nation, most prominently the situation in Iraq and the ongoing war against terrorism. By focusing more on traditional fundamentals such as corporate profitability, free cash flow and balance sheet integrity, equity investors were rewarded as they benefited from substantial gains in the broad equity markets, after three consecutive years of negative total returns. In the fixed income markets, returns for the second half of 2003 were basically flat, as divergent performance amongst the major sub-sectors of the bond market, in general, tended to offset each other. The U.S. Treasury sector posted negative returns, as yields increased by 51 basis points on two-year maturities, by 73 basis points on ten-year maturities and by 51 basis points on thirty-year maturities. Offsetting the negative price return caused by the rise in U.S. Treasury yields was the solid performance of the credit sensitive sectors of the bond market, which in some cases provided excess returns not seen in many years. On a full year basis, the story was similar, as the meager returns of a volatile U.S. Treasury market were overshadowed by those of the corporate bond sector.

                                                                                    DUC FUND
                                                                                   (PER SHARE
                                  DOW JONES                                     PERFORMANCE WITH       DUC FUND       LEHMAN
                              INDUSTRIAL AVERAGE         S&P 500 INDEX        DIVIDENDS REINVESTED    (NAV-BASED     AGGREGATE
                            (DIVIDENDS REINVESTED)   (DIVIDENDS REINVESTED)      IN FUND PLAN)       PERFORMANCE)   BOND INDEX
                            ----------------------   ----------------------   --------------------   ------------   -----------
July - December 2003......          17.68%                   15.14%                   3.06%              1.33%         0.17%
January - December 2003...          28.28%                   28.68%                  22.64%             14.59%         4.10%

---------------
Performance returns for both the Dow Jones Industrial Index and the S&P 500 Index were obtained from Bloomberg LLP. Fund stock-based returns were obtained from the Administrator of the Fund. Fund NAV-based returns were obtained from Lipper Inc. Lehman Aggregate Index performance returns were obtained from Lehman Brothers. Past performance is not indicative of future results.

     Based on a year-end closing price of $14.99 and a dividend of $1.02, the common stock had an annual dividend yield of 6.80%.

ECONOMIC OVERVIEW

     During the third quarter of 2003, the U.S. economy began to respond to the stimulus that had been introduced over the last couple of years. Expansionary fiscal policy, as evidenced by tax cuts and increased military spending, accommodative monetary policy, and absolute levels of term interest rates not seen in a generation all played roles in supporting significant growth in the U.S. economy. Neither the geopolitical tension caused by the situation in Iraq and the threat of global terrorism, nor a U.S. unemployment rate that exceeded 6% as recently as the end of the second quarter, were enough to significantly dampen the enthusiasm of the consumer. Once again, the consumer was feeling the financial benefits of positive equity markets and the strong housing sector. The Federal Reserve also appeared reluctant to dampen consumer enthusiasm, as they announced no change in the Federal Funds rate at both the August and September meetings. Interest rates rose during the quarter, exhibiting a significant amount of volatility, as evidenced by the ten-year U.S. Treasury yield rising 42 basis points, while trading within a 109 basis point range.

     Even while realizing that a substantial amount of economic stimulus had been in place for some time, the markets were pleasantly surprised in the fourth quarter with a stronger than expected increase of 8.2% in third quarter U.S. Gross Domestic Product (GDP). Inflation, as measured by the GDP Implicit Price Deflator, rose at an annualized rate of 1.6%. However, it did not take long before this perfect world scenario, one of positive economic activity and historically low inflation, created additional uncertainty. The financial markets started to question to what extent the surge in GDP was supported by simply transitory factors while debate took place regarding the potential for a jobless recovery. Though the U.S. employment situation appeared to stabilize during the quarter, unemployment remained at levels that policy makers found to be uncomfortably high. In addition, surplus capacity in the economy and the recent history of deflationary fears allowed the Federal Reserve to send out signals indicating no near term change from its recent accommodative stance. During the fourth quarter, the fixed income markets reacted to the stronger economic tone and longer-term interest rates continued to follow a choppy path higher, as the yield on the ten-year U.S. Treasury rose 31 basis points.

ECONOMIC OUTLOOK

     As we look forward to 2004, barring an unforeseen escalation of geopolitical tension, the U.S. economic recovery is expected to continue. Buoyed by gains in the equity markets, a resilient housing market and a modestly improving jobless situation, the consumer appears willing to spend and support the recovery. The strength of the consumer should give corporations the confidence to once again invest in their businesses, both in the form of expanding payrolls and capital expenditures. Even though the risks of staying too long with an accommodative monetary policy are substantial, the Federal Reserve appears willing to be patient before increasing short term rates, and fiscal policy is expected to remain stimulative. Furthermore, given this economic environment, over the next six to twelve months we believe corporate bonds should provide solid returns, as the corporate bond market is bolstered by improving credit fundamentals, while restrained by the potential of rising interest rates.

DIVIDEND REINVESTMENT, CASH PURCHASE PLAN AND DIRECT DEPOSIT

     To those of you receiving dividends in cash, you may want to consider taking advantage of the dividend reinvestment and cash purchase plan (the "Plan") available to all registered shareholders of the Fund. Under the Plan, the Fund absorbs all administrative costs (except brokerage commissions, if any) so that the total amount of your dividends and other distributions may be reinvested in additional shares of the Fund. Also, the cash purchase option permits participants to purchase shares in the open-market through the Plan Agent. Additional information about the Plan is available from The Bank of New York, 1-800-524-4458, or for more details, please turn to page 16.

     For those shareholders receiving dividend checks, you may want to consider having your monthly dividends deposited, free of charge directly into your bank account through electronic funds transfer. Direct deposit provides the convenience of automatic and immediate access to your funds, while eliminating the possibility of mail delays and lost, stolen or destroyed checks. Additional information about direct deposit is available from The Bank of New York, 1-800-432-8224.

     We appreciate your investment in Duff & Phelps Utility and Corporate Bond Trust Inc. and look forward to continuing our service to you.

Sincerely,

/s/ Francis E. Jeffries

Francis E. Jeffries, CFA
Chairman and President

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2003

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS(A)--15.6%
            Federal National Mortgage Association,
 $ 1,633      8.00%, 10/01/30.....................................  Aaa       AAA        $   1,761,668
   3,048      7.00%, 12/01/31.....................................  Aaa       AAA            3,228,399
            Government National Mortgage Association
            Pass-Through Certificates,
     151      7.00%, 3/15/26......................................  Aaa       AAA              161,099
     503      7.50%, 5/15/26......................................  Aaa       AAA              540,074
     354      8.00%, 11/15/30.....................................  Aaa       AAA              384,547
     452      8.00%, 2/15/31......................................  Aaa       AAA              492,057
            U.S. Treasury Bonds,
  40,000      10.375%, 11/15/12...................................  Aaa       AAA           51,045,320
                                                                                         -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (cost $53,982,978)..................................                          57,613,164
                                                                                         -------------
            CORPORATE BONDS--116.0%
            AUTO & TRUCK--3.7%
   7,250    Ford Motor Company,
              9.215%, 9/15/21.....................................  Baa1      BBB-           8,220,231
   5,000    General Motors Corporation,
              8.10%, 6/15/24......................................  Baa1      BBB            5,356,635
                                                                                         -------------
                                                                                            13,576,866
                                                                                         -------------
            BROADCASTING & PUBLISHING--2.1%
   6,550    Continental Cablevision, Inc.,
              9.50%, 8/01/13......................................  Baa3      BBB            7,569,331
                                                                                         -------------
            FINANCIAL--28.4%
   5,000    CIT Group Inc.,
              5.625%, 5/17/04.....................................  A2        A              5,079,395
   7,000    Countrywide Capital I,
              8.00%, 12/15/26.....................................  Baa1      BBB+           7,663,922
   5,000    John Deere Capital Corp.,
              3.125%, 12/15/05....................................  A3        A-             5,101,190
  13,000    Ford Motor Credit Company,
              7.60%, 8/01/05......................................  A3        BBB-          13,899,756
            General Motors Acceptance Corporation,
   5,000      6.38%, 1/30/04......................................  A3        BBB            5,018,085
   5,000      7.75%, 1/19/10......................................  A3        BBB            5,674,720

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2003

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            FINANCIAL (CONTINUED)
 $10,000    Great Western Financial Trust II,
              8.206%, 2/01/27.....................................  Baa1      BBB-       $  11,455,450
  16,000    Household Finance Corp.,
              8.00%, 7/15/10......................................  A1        A             19,186,368
  10,000    KeyCorp Institution Capital B,
              8.25%, 12/15/26.....................................  A3        BBB           11,604,630
  10,000    NationsBank Capital Trust IV,
              8.25%, 4/15/27......................................  Aa3       A-            11,613,280
   7,500    Verizon Global Funding Corp.,
              7.375%, 9/01/12.....................................  A2        A+             8,707,793
                                                                                         -------------
                                                                                           105,004,589
                                                                                         -------------
            INDUSTRIAL--34.5%
  10,065    Amerada Hess Corp.,
              5.30%, 8/15/04......................................  Baa3      BBB           10,270,507
   5,000    Archer-Daniels-Midland Company,
              8.125%, 6/01/12.....................................  A1        A+             6,143,995
   3,450    Fort James Corporation,
              9.25%, 11/15/21.....................................  Ba2       BB+            3,760,500
            Georgia Pacific Corp.,
  10,000      9.625%, 3/15/22.....................................  Ba3       BB+           10,450,000
   3,000      8.625%, 4/30/25.....................................  Ba3       BB+            3,120,000
   5,000    International Paper Co.,
              3.80%, 4/01/08......................................  Baa2      BBB            4,989,120
   5,000    Occidental Petroleum Corporation,
              9.25%, 8/01/19......................................  Baa1      BBB+           6,922,550
  10,000    Sears Roebuck and Co.,
              9.375%, 11/01/11....................................  Baa1      BBB           10,453,750
   5,000    Sun Company, Inc.,
              9.00%, 11/01/24.....................................  Baa2      BBB            6,211,495
            Tele-Communications, Inc.,
   5,275      10.125%, 4/15/22....................................  Baa3      BBB            7,471,378
   3,200      9.875%, 6/15/22.....................................  Baa3      BBB            4,387,040
   5,000    Time Warner Entertainment Company, L.P.,
              8.875%, 10/01/12....................................  Baa1      BBB+           6,351,910
   5,000    Time Warner Inc.,
              9.15%, 2/01/23......................................  Baa1      BBB+           6,487,230
  10,000    Trans-Canada Pipelines Limited,
              9.875%, 1/01/21.....................................  A2        A-            14,157,070

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2003

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            INDUSTRIAL (CONTINUED)
 $10,000    USX Corporation,
              9.125%, 1/15/13.....................................  Baa1      BBB+       $  12,852,860
  12,500    Weyerhaeuser Co.,
              6.75%, 3/15/12......................................  Baa2      BBB           13,658,400
                                                                                         -------------
                                                                                           127,687,805
                                                                                         -------------
            TELEPHONE--15.3%
  10,500    AT&T Corp.,
              8.35%, 1/15/25......................................  Baa2      BBB           11,122,944
  10,000    Bell Canada Inc.,
              9.50%, 10/15/10.....................................  A3        A             12,438,650
  12,000    Deutsche Telekom International Finance,
              8.50%, 6/15/10......................................  Baa3      BBB+          14,531,664
   5,000    New York Telephone Co.,
              8.625%, 11/15/10....................................  A2        A+             6,092,080
  10,125    Sprint Corp.,
              9.25%, 4/15/22......................................  Baa3      BBB-          12,326,347
                                                                                         -------------
                                                                                            56,511,685
                                                                                         -------------
            UTILITIES--ELECTRIC--32.0%
  10,000    Boston Edison Co.,
              7.80%, 3/15/23......................................  A1        A             10,211,530
  10,000    CalEnergy Company, Inc.,
              8.48%, 9/15/28......................................  Baa3      BBB-          12,413,870
  17,438    ComEd Financing II,
              8.50%, 1/15/27......................................  Baa2      BBB           20,447,921
  10,000    Dominion Resources, Inc.,
              8.125%, 6/15/10.....................................  Baa1      BBB+          12,014,070
   5,000    DTE Energy Co.,
              6.00%, 6/01/04......................................  Baa2      BBB            5,088,510
  10,000    Duke Energy Corporation,
              7.375%, 3/01/10.....................................  Baa1      BBB+          11,539,850
  10,000    Hydro-Quebec,
              7.50%, 4/01/16......................................  A1        A+            12,356,960
  10,000    Pacific Gas & Electric Co.,
              8.25%, 11/01/22.....................................  Ba1       CCC           10,400,000
  10,000    Progress Energy, Inc.,
              7.10%, 3/01/11......................................  Baa2      BBB-          11,285,480

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2003

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            UTILITIES--ELECTRIC (CONTINUED)
 $ 5,000    PSE&G Power LLC,
              7.75%, 4/15/11......................................  Baa1      BBB        $   5,895,200
   6,000    South Carolina Electric & Gas Co.,
              6.125%, 3/1/09......................................  A1        A-             6,641,496
                                                                                         -------------
                                                                                           118,294,887
                                                                                         -------------
            TOTAL CORPORATE BONDS (cost $401,444,012).................................     428,645,163
                                                                                         -------------
            ASSET BACKED SECURITY--1.5%
   5,000    PSE&G Transition Funding 2001-1
              6.45%, 3/15/13
            (cost $5,689,063).....................................  Aaa       AAA            5,658,619
                                                                                         -------------
            TOTAL INVESTMENTS--133.1%
            (cost $461,116,053).......................................................     491,916,946
            LIABILITIES, LESS CASH AND OTHER ASSETS--(33.1%)..........................    (122,293,126)
                                                                                         -------------
            NET ASSETS--100%..........................................................   $ 369,623,820
                                                                                         =============

------------------------------------
 *  Ratings of issues shown have not been audited by Ernst & Young LLP.
(a) AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

ASSETS
Investments, at value (cost $461,116,053)...................   $491,916,946
Cash........................................................     11,596,566
Interest receivable.........................................      8,897,122
Receivable for common stock reinvestments...................        233,559
Other assets................................................         56,460
                                                               ------------
     Total assets...........................................    512,700,653
                                                               ------------
LIABILITIES
Commercial paper (Note 5)...................................    142,622,528
Investment advisory fee payable (Note 2)....................        213,201
Administrative fee payable (Note 2).........................         46,134
Accrued expenses and other liabilities......................        194,970
                                                               ------------
     Total liabilities......................................    143,076,833
                                                               ------------
NET ASSETS..................................................   $369,623,820
                                                               ============
CAPITAL
Common stock, $.01 par value, 600,000,000 shares authorized,
  26,687,604 shares issued and outstanding (Note 7).........   $    266,876
Additional paid-in capital..................................    364,448,523
Distribution in excess of net investment income.............     (8,379,366)
Accumulated net realized loss on investment transactions....    (17,513,106)
Net unrealized appreciation on investments..................     30,800,893
                                                               ------------
NET ASSETS..................................................   $369,623,820
                                                               ============
Net asset value per share of common stock:
  ($369,623,820 / 26,687,604 shares of common stock issued
  and outstanding)..........................................   $      13.85
                                                               ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
  Interest income...........................................  $ 31,056,618
                                                              ------------
EXPENSES
  Investment advisory fees (Note 2).........................     2,515,536
  Administrative fees (Note 2)..............................       541,922
  Commercial paper fees.....................................       335,644
  Directors' fees and expenses..............................       316,108
  Professional fees.........................................       231,649
  Commitment fees (Note 5)..................................       155,551
  Transfer agent fees and expenses..........................       146,939
  Commissions expense-commercial paper......................       144,502
  Custodian fees and expenses...............................        50,848
  Reports to shareholders...................................        40,936
  Registration fees.........................................        35,000
  Other.....................................................        21,965
                                                              ------------
  Total operating expenses..................................     4,536,600
  Interest expense -- commercial paper (Note 5).............     1,920,474
                                                              ------------
     Total expenses.........................................     6,457,074
                                                              ------------
     Net investment income..................................    24,599,544
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment transactions..............   (14,179,877)
  Net change in unrealized appreciation/depreciation on
     investments............................................    38,350,899
                                                              ------------
     Net realized and unrealized gain on investments........    24,171,022
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 48,770,566
                                                              ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INCREASE (DECREASE) IN CASH
Cash flows provided by (used for) operating activities:
     Interest received......................................  $ 35,364,927
     Expenses paid..........................................    (4,559,391)
     Interest expense paid..................................    (2,155,495)
     Purchase of long-term portfolio investments............   (68,128,474)
     Proceeds from sale of long-term portfolio
       investments..........................................    65,672,011
     Net proceeds from sales in excess of purchases of
       short-term portfolio investments.....................     2,303,080
                                                              ------------
     Net cash provided by operating activities..............    28,496,658
                                                              ------------
Cash flows provided by (used for) financing activities:
     Net cash provided by commercial paper..................     2,939,754
     Cash dividends paid to shareholders....................   (24,270,261)
                                                              ------------
     Net cash provided by (used for) financing activities...   (21,330,507)
                                                              ------------
Net increase in cash........................................     7,166,151
        Cash at beginning of year...........................     4,430,415
                                                              ------------
        Cash at end of year.................................  $ 11,596,566
                                                              ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations........  $ 48,770,566
                                                              ------------
     Increase in investments................................   (12,341,676)
     Net realized loss on investments transactions..........    14,179,877
     Net change in unrealized appreciation/depreciation on
       investments..........................................   (38,350,899)
     Decrease in receivable for investments sold............    15,636,750
     Decrease in interest receivable........................       859,852
     Increase in other assets...............................       (32,923)
     Decrease in interest payable...........................      (235,021)
     Increase in accrued expenses and other liabilities.....        10,132
                                                              ------------
        Total adjustments...................................   (20,273,908)
                                                              ------------
Net cash provided by operating activities...................  $ 28,496,658
                                                              ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR ENDED
                                                    -------------------------------------
                                                    DECEMBER 31, 2003   DECEMBER 31, 2002
                                                      ------------        ------------
OPERATIONS
  Net investment income...........................    $ 24,599,544        $ 26,133,298
  Net realized gain (loss) on investment
     transactions.................................     (14,179,877)          5,322,553
  Net change in unrealized
     appreciation/depreciation on investments.....      38,350,899          (9,571,504)
                                                      ------------        ------------
  Net increase in net assets resulting from
     operations...................................      48,770,566          21,884,347
                                                      ------------        ------------
DIVIDENDS TO SHAREHOLDERS
  From net investment income......................     (27,109,463)        (26,881,647)
                                                      ============        ============
CAPITAL STOCK TRANSACTIONS
  Reinvestment of dividends resulting in the
     issuance of 205,846 shares and 236,790 shares
     of Common Stock, respectively................       2,831,771           3,014,720
                                                      ------------        ------------
  Total increase (decrease) in net assets.........      24,492,874          (1,982,580)
NET ASSETS
  Beginning of year...............................     345,130,946         347,113,526
                                                      ------------        ------------
  End of year.....................................    $369,623,820        $345,130,946
                                                      ============        ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                              FINANCIAL HIGHLIGHTS

                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2003       2002     2001(2)      2000       1999
                                                      --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year..................  $  13.03   $  13.23   $  12.64   $  12.54   $  14.79
                                                      --------   --------   --------   --------   --------
  Net investment income(1)..........................      0.93       0.99       0.96       0.98       1.06
  Net realized and unrealized gain (loss) on
    investments transactions........................      0.91      (0.17)      0.65       0.17      (2.13)
                                                      --------   --------   --------   --------   --------
  Net increase (decrease) from investment
    operations......................................      1.84       0.82       1.61       1.15      (1.07)
                                                      --------   --------   --------   --------   --------
Dividends from net investment income................     (1.02)     (1.02)     (1.02)     (1.05)     (1.18)
                                                      --------   --------   --------   --------   --------
Net asset value, end of year(3).....................  $  13.85   $  13.03   $  13.23   $  12.64   $  12.54
                                                      ========   ========   ========   ========   ========
Per share market value, end of year(3)..............  $  14.99   $  13.16   $  13.21   $  12.75   $11.5625
                                                      ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN(4)..........................     22.64%      7.91%     11.90%     20.41%    (18.32)%
RATIOS TO AVERAGE NET ASSETS(5)
Operating expenses..................................      1.79%      2.16%      3.07%      4.02%      3.26%
Operating expenses (excluding commercial paper
  expenses).........................................      1.08%      1.04%      1.02%      1.04%      1.01%
Net investment income...............................      6.81%      7.84%      7.35%      7.98%      7.84%
SUPPLEMENTAL DATA
Portfolio turnover..................................        10%        27%        10%        15%        17%
Net assets, end of year (000).......................  $369,624   $345,131   $347,114   $329,178   $326,176
COMMERCIAL PAPER INFORMATION
Aggregate amount outstanding at end of year (000)...  $143,000   $140,500   $143,000   $143,000   $143,000
Average daily amortized cost of commercial paper
  outstanding (000).................................  $142,115   $141,657   $141,686   $141,152   $141,157
Asset coverage per $1,000 at end of year............  $  3,585   $  3,455   $  3,440   $  3,294   $  3,268

------------------------------------
(1) Based on average shares outstanding.

(2) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.08, increase net realized and unrealized gains and losses per share by $0.08, and decrease the ratio of net investment income to average net assets from 7.99% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3) Net asset value and market value are published in The Wall Street Journal each Monday.

(4) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Brokerage commissions are not reflected.

(5) As a percentage of average weekly net assets which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003

     Duff & Phelps Utility and Corporate Bond Trust Inc. (the "Fund") was organized in Maryland on November 23, 1992 as a diversified, closed-end management investment company with operations commencing on January 29, 1993.

     The Fund's investment objective is to seek high current income consistent with investing in securities of investment-grade quality. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of Utility Income Securities, Corporate Income Securities, Mortgage-Backed Securities and Asset-Backed Securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the "Board"). Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board.

     Debt securities that mature in 60 days or less are valued at amortized cost unless this method does not represent fair value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and discounts, is recorded on the accrual basis.

     FEDERAL INCOME TAXES: It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient net income and capital gains, if any, to shareholders to qualify as a regulated investment company. For this reason, no Federal income tax provision is required.

     DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends to shareholders on a monthly basis. The dividends are recorded by the Fund on the ex-dividend date.

     REPURCHASE AGREEMENTS: Repurchase agreements are fully collateralized by U.S. Treasury or Government Agency securities. All collateral is held through the Fund's custodian and is monitored daily so that its market value exceeds the carrying value of the repurchase agreement.

     RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $552,904 has been reclassified between Additional paid-in capital and Accumulated net realized loss on investment transactions due to the expiration of the capital loss carryforward. This reclassification has no effect on net assets or net asset value per share.

     USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts for income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2.  AGREEMENTS

     The Fund has an Advisory Agreement with the Duff & Phelps Investment Management Co. (the "Adviser"), a subsidiary of Phoenix Investment Partners, Ltd. and an Administration Agreement with Princeton Administrators, L.P. (the "Administrator").

     The investment advisory fee paid to the Adviser is computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly managed assets which is defined as the average weekly value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage).

     The administrative fee paid to the Administrator is also computed weekly and payable monthly at an annual rate of .15% of the Fund's average weekly net assets, (which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage) subject to a monthly minimum of $12,500.

     Pursuant to the agreements, the Adviser provides continuous supervision of the investment portfolio and pays the compensation of directors and officers of the Fund who are fulltime employees of the Adviser. The Administrator pays certain occupancy, clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

NOTE 3.  PORTFOLIO SECURITIES

     For the year ended December 31, 2003, the Fund had purchases of $68,128,474 and proceeds from sales of $36,967,125 of investment securities, other than U.S. Government securities and short-term investments. For the year ended December 31, 2003 the Fund had proceeds from sales of $12,900,000 of U.S. Government securities.

     The cost of investments of the Fund for federal income tax purposes was $473,661,366. The net unrealized appreciation aggregated $18,255,580 of which $22,901,402 related to appreciated securities and $4,645,822 related to depreciated securities.

NOTE 4.  SECURITY LENDING

     The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fee income. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. During the year ended December 31, 2003, there were no securities on loan.

NOTE 5.  COMMERCIAL PAPER

     As of December 31, 2003, $143,000,000 of commercial paper was outstanding with an amortized cost of $142,622,528. The average discount rate of commercial paper outstanding at December 31, 2003 was 1.27%. The average daily balance of commercial paper outstanding for the year ended December 31, 2003 was

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

$142,114,824 at a weighted average discount rate of 1.42%. The maximum amount of commercial paper outstanding at any time during the year was $143,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $75,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.20% per annum on the unused balance. During the year ended December 31, 2003 there were no borrowings under this agreement.

NOTE. 6.  DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 was as follows:

                                                              12/31/2003    12/31/2002
                                                              -----------   -----------
Distributions paid from:
  Ordinary income...........................................  $27,109,463   $26,881,647
                                                              -----------   -----------
Total Taxable Distributions.................................  $27,109,463   $26,881,647
                                                              -----------   -----------

     As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income -- net........................  $  4,326,116
Undistributed long-term capital gains -- net................  $          0
                                                              ------------
Total undistributed earnings................................  $  4,326,116
Capital loss carryforward...................................   (17,513,106)*
Unrealized gains / (losses) -- net..........................    18,095,411**
                                                              ------------
Total accumulated earnings / (losses).......................  $  4,908,421
                                                              ============

---------------
 * On December 31, 2003, the Fund had a net capital loss carryforward of $17,513,106 which expires in 2011. This amount will be available to offset like amounts of any future taxable gains. The capital loss carryforward of $552,904 that expired in 2003 was recorded as a reduction to Additional paid-in-capital.

** The difference between book-basis and tax-basis unrealized gains / (losses) is attributable primarily to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, and other temporary differences.

NOTE 7.  CAPITAL

     Of the 26,687,604 shares of common stock outstanding at December 31, 2003, Phoenix Investment Partners Ltd. owned 19,784 shares.

NOTE 8.  SUBSEQUENT DIVIDENDS

     Subsequent to December 31, 2003, the Board of Directors of the Fund declared a dividend of $.085 per share payable on January 30, 2004 to shareholders of record as of January 15, 2004.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Duff & Phelps Utility and Corporate Bond Trust Inc.

     We have audited the accompanying statement of assets and liabilities of Duff & Phelps Utility and Corporate Bond Trust Inc., (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duff & Phelps Utility and Corporate Bond Trust Inc. at December 31, 2003, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years indicated therein, in conformity with accounting principles generally accepted in the United States.


                                      /s/ Ernst & Young LLP
New York, New York
February 9, 2004

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Common shareholders are automatically enrolled in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, all distributions to common shareholders of dividends and capital gains will automatically be reinvested by The Bank of New York (the "Plan Agent") in additional shares of common stock of the Fund unless an election is made to receive distributions in cash. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gains distribution, if (1) the market price of shares on the valuation date equals or exceeds the net asset value of these shares, the Fund will issue new shares at net asset value, provided that the Fund will not issue new shares at a discount of more than 5% from the then current market price; or if (2) the market price is lower than the net asset value, or if dividends or capital gains distributions are declared and payable only in cash, then the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares of common stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the common stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's common stock, resulting in the acquisition of fewer shares of common stock than if the dividend or distribution had been paid in common stock issued by the Fund. As described below, the Plan was amended, effective December 1, 1999, whereby the Fund will issue new shares in circumstances in which it will be beneficial to plan participants.

     The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions (or equivalent purchase costs) incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and with voluntary additional share investments. There are no other charges to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions (or equivalent purchase costs) as described above.

     The Plan also permits Plan participants to periodically purchase additional shares of common stock through the Plan by delivering to the Plan Agent a check for at least $100, but not more than $5,000 in any month. The Plan Agent will use the funds to purchase shares in the open market or in private transactions. The Fund will not issue any new shares in connection with voluntary additional share investments. Purchases made pursuant to the Plan will be made commencing at the time of the first dividend or distribution payment following the second business day after receipt of the funds for additional purchases, and may be aggregated with purchases of shares for reinvestment of the dividends and distributions. Shares will be allocated to the accounts of participants purchasing additional shares at the average price per share, plus a service charge imposed by the Plan Agent and brokerage commissions (or equivalent purchase costs) paid by the Plan Agent for all shares purchased by it, including for reinvestment of dividends and distributions. Checks drawn on a foreign bank are subject to collection and collection fees, and will be invested at the time of the next distribution after funds are collected by the Plan Agent.

     The Plan Agent will make every effort to invest funds promptly, and in no event more than 30 days after the Plan Agent receives a dividend or distribution, except where postponement is deemed necessary to comply with applicable provisions of the federal securities laws.

     Funds sent to the Plan Agent for voluntary additional share investment may be recalled by the participant by written notice received by the Plan Agent not later than two business days before the next distribution payment date. If for any reason a regular monthly distribution is not paid by the Fund, funds for voluntary additional share investment will be returned to the participant, unless the participant specifically directs that they continue to be held by the Plan Agent for subsequent investment.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a common shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. There is no penalty for non-participation in or withdrawal from the Plan, and shareholders who have withdrawn from the Plan may rejoin it at any time. The Plan Agent imposes charges on participants for selling participants shares on termination of participation (currently a base fee of $5.00 plus $.10 per share). The Fund reserves the right to amend the Plan to institute a service charge to participants.

     The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     Common shareholders whose common stock is held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

     In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

     The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

     The Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all participants in the Plan at least 90 days before the record date for the dividend or distribution. The Plan may also be amended or terminated by the Plan Agent by at least 90 days' written notice to all participants in the Plan. All questions concerning the Plan should be directed to the Plan Agent by calling 1-800-524-4458.

                   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     Of the Trust's distributions paid to shareholders from ordinary income during the calendar year ended December 31, 2003, 12.92% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Trust have been allocated on a pro-rata basis.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                       ADDITIONAL INFORMATION (UNAUDITED)

     There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no changes in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

     The Board of Directors has adopted a stock compensation program utilizing shares of the Fund. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market.

                 PROXY VOTING POLICY AND PROCEDURES (UNAUDITED)

     The Fund does not typically hold voting securities and the Fund's Board of Directors has adopted proxy voting procedures whereby the Fund's Investment Adviser would review any proxy solicitation materials on a case-by-case basis and would vote any such securities in accordance with the Investment Adviser's good faith belief as to the best interests of the Fund and its shareholders. The receipt by the Fund of any such proxy solicitation materials and any vote in connection with the Fund's portfolio securities would be reviewed subsequently by the Fund's Board of Directors. These proxy voting procedures may be changed at any time or from time to time by the Fund's Board of Directors. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Adviser collect at 312-541-5555 and on the Commission's website at http://www.sec.gov.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

                     BOARD OF DIRECTORS AND FUND MANAGEMENT

     Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended, are referred to as "Independent Directors. Directors who are deemed to be "interested persons" of the Fund are referred to as "Interested Directors." "Fund Complex" consists of the Fund and any other investment companies managed by affiliates of Phoenix Investment Partners, Ltd.

INDEPENDENT DIRECTORS

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                           POSITIONS    TERM OF OFFICE                               COMPLEX
NAME, ADDRESS AND          HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
DATE OF BIRTH              REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Director    Term expires     Chairman, Rittenhouse         35        Director of Urstadt
  Rittenhouse Advisors,                 2004; Director   Advisors, LLC                           Biddle Property Corp.
  LLC                                   since December   (consulting firm) since                 (1989-present).
  101 Park Avenue                       1995             2001. Chairman and                      Trustee/Director,
  New York, NY 10178                                     Board Member of the                     Trism, Inc.
  DOB: 8/2/29                                            Metropolitan                            (1994-2001),
                                                         Transportation                          Consolidated Edison
                                                         Authority (1992-2001).                  Company of New York,
                                                         Chairman and Trustee of                 Inc. (1970-2002),
                                                         the Harlem Youth                        Union Pacific Corp.
                                                         Development Foundation                  (1978- 2002),
                                                         (1987-2002). Chairman                   Blackrock Fund for
                                                         and Director of New                     Freddie Mac Securities
                                                         York Housing                            (Advisory Director)
                                                         Partnership Development                 (1990-2002),
                                                         Corp. (1981-present).                   Accuhealth, Inc.
                                                         Director/Trustee, Pace                  (1994- 2002).
                                                         University (1978-
                                                         present), Realty
                                                         Foundation of New York
                                                         (1972-present), Josiah
                                                         Macy, Jr., Foundation
                                                         (1973-present).
                                                         Director/ Trustee,
                                                         Centennial Insurance
                                                         Company (1974-2002),
                                                         Atlantic Mutual
                                                         Insurance Company
                                                         (1986-2002).
William W. Crawford         Director    Term expires     Currently retired.             4
  4765 Whispering Pine                  2005; Director   Former President and
  Way                                   since May 1996   Chief Operating Officer
  Naples, FL 34103                                       of Hilliard, Lyons,
  DOB: 7/10/28                                           Inc., a registered
                                                         broker-dealer.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                           POSITIONS    TERM OF OFFICE                               COMPLEX
NAME, ADDRESS AND          HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
DATE OF BIRTH              REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Director    Term expires     Currently retired.            35
  The Flat                              2004; Director   Formerly a Major
  Elmore Court                          since July       General of the British
  Elmore, GLOS GL2 3 NT,                1996             Army.
  UK
  DOB: 8/9/29
William N. Georgeson        Director    Term expires     Currently retired.             4
  575 Glenwood Road                     2006; Director   Former Vice President
  Lake Forest, IL 60045                 since January    of Nuveen Advisory
  DOB: 8/16/27                          1993             Corp, an investment
                                                         adviser. Director,
                                                         Concordia University
                                                         Foundation (charity)
                                                         (1994-2003).
Geraldine M. McNamara       Director    Term expires     Managing Director, U.S.       35
  United States Trust                   2005; Director   Trust Company of New
  Company of New York                   since May 2003   York (private
  114 West 47th Street                                   bank)(1982-present)
  New York, NY 10036
  DOB: 4/17/51
Eileen A. Moran             Director    Term expires     President and Chief            4
  PSEG Resources, Inc.                  2006; Director   Executive Officer, PSEG
  80 Park Plaza T-22                    since August     Resources Inc.
  Newark, NJ 07102                      1996             (1990-present).
  DOB: 10/31/54
Everett L. Morris           Director    Term expires     Vice President of W.H.        35
  164 Laird Road                        2004; Director   Reaves and Company
  Colts Neck, NJ 07722                  since January    (1993-2003). Prior to
  DOB: 5/26/28                          1993             March 1993, Director of
                                                         Public Service
                                                         Enterprise Group
                                                         Incorporated and
                                                         President and Chief
                                                         Operating Officer of
                                                         Enterprise Diversified
                                                         Holdings Incorporated.
                                                         Prior to January 1992,
                                                         Senior Executive Vice
                                                         President and Chief
                                                         Financial Officer of
                                                         Public Service Electric
                                                         and Gas Company. Prior
                                                         to 1991, Director of
                                                         First Fidelity Bank,
                                                         N.A., N.J.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                           POSITIONS    TERM OF OFFICE                               COMPLEX
NAME, ADDRESS AND          HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
DATE OF BIRTH              REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Richard A. Pavia            Director    Term expires     Currently retired. Vice        4
  7145 North Ionia Avenue               2005; Director   Chairman Cook County
  Chicago, IL 60646                     since January    Illinois President's
  DOB: 7/18/30                          1993             Advisory Council-Forest
                                                         Preserve District
                                                         (since 1997). Special
                                                         Consultant, K&D
                                                         Facilities Resource
                                                         Corp. (since 1995).
                                                         Former Chairman and
                                                         Chief Executive Officer
                                                         of Speer Financial,
                                                         Inc., a regional
                                                         company specializing in
                                                         public finance.

INTERESTED DIRECTORS

     The persons listed below are "interested persons" of the Fund/Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                             TERM OF                                    IN FUND
                            POSITIONS       OFFICE AND                                  COMPLEX
NAME, ADDRESS AND           HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS HELD
DATE OF BIRTH              REGISTRANT      TIME SERVED       DURING PAST 5 YEARS      BY DIRECTOR         BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries(1)    Chairman of     Term expires     Chairman of the Board of       28        Director, The Empire
  8477 Bay Colony Drive   the Board of    2006; Director   Directors and President                  District Electric
  #902                    Directors and   since January    of the Registrant. Until                 Company since 1984.
  Naples, FL 34108        President       1993             May 13, 1997, Chairman
  DOB: 9/23/30                                             of the Board of
                                                           Directors of Phoenix
                                                           Investment Partners,
                                                           Ltd. ("PXP"). Prior to
                                                           July 1995, Chief
                                                           Executive Officer of the
                                                           predecessor of PXP and
                                                           Chairman of the Board of
                                                           Duff & Phelps Investment
                                                           Management Co.

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                             TERM OF                                    IN FUND
                            POSITIONS       OFFICE AND                                  COMPLEX
NAME, ADDRESS AND           HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS HELD
DATE OF BIRTH              REGISTRANT      TIME SERVED       DURING PAST 5 YEARS      BY DIRECTOR         BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(2)   Director        Term expires     Consultant, Phoenix            78        Director, PXRE Group
  56 Prospect Street                      2005; Director   Investment Partners,                     (1985-present), and
  Hartford, CT 06115                      since July       Ltd. since 2002.                         World Trust Fund (1991-
  DOB: 10/23/46                           1996             Director and Chief                       present). Director, The
                                                           Executive Officer                        Phoenix Companies, Inc.
                                                           (1995-2002) and Chairman                 (2001-2002).
                                                           (1997-2002), PXP.
                                                           Executive Vice President
                                                           and Chief Investment
                                                           Officer, The Phoenix
                                                           Companies, Inc. (2001-
                                                           2002). Director, (1994-
                                                           2002) and Executive Vice
                                                           President, Investments,
                                                           (1988-2002) Phoenix Life
                                                           Insurance Company.
                                                           Director, Phoenix
                                                           Investment Management
                                                           Company (2001-2002).
                                                           Director, Aberdeen Asset
                                                           Management plc (1986-
                                                           2002). Director (1983-
                                                           2002) and Chairman
                                                           (1995-2002) Phoenix
                                                           Investment Counsel, Inc.
                                                           Director (1984-2002),
                                                           Chairman (1990-2002) and
                                                           President (1990-2000),
                                                           Phoenix Equity Planning
                                                           Corporation. Chairman
                                                           and Chief Executive
                                                           Officer, Phoenix/Zweig
                                                           Advisers (1999-2002).
                                                           Director and Executive
                                                           Vice President, Phoenix
                                                           Life and Annuity Company
                                                           (1996-2002), Director
                                                           and Executive Vice
                                                           President, PHL Variable
                                                           Insurance Company (1995-
                                                           2002), Director, Phoenix
                                                           National Trust Company
                                                           (1996-2002). Director,
                                                           W.S. Griffith Securities
                                                           Inc. (1992-2002).
                                                           Director and Vice
                                                           President, PM Holdings,
                                                           Inc. (1985-2002).

---------------
(1) Mr. Jeffries is an interested person of the Registrant by reason of his position as President of the Registrant.

(2) Mr. McLoughlin is an interested person of the Registrant by reason of his relationship with PXP and its affiliates.

OFFICERS OF THE FUND WHO ARE NOT DIRECTORS

     The following table sets for certain information concerning the principal executive officers of the Fund. Francis E. Jeffries, a Director of the Fund, serves as President of the Fund. Information regarding Mr. Jeffries is set forth above. The officers serve until their respective successors are chosen and qualified. The address of each individual, unless otherwise noted, is Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, IL 60603.

NAME, ADDRESS AND              POSITION(S) HELD WITH TRUST AND LENGTH               PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                              OF TIME SERVED                             DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Daniel J. Petrisko             Vice President since 2000 and             Senior Vice President (1997- present), Vice
  DOB: 12/9/60                 Portfolio Manager since 2002.             President (1995-1997), Duff & Phelps
                                                                         Investment Management Co.
----------------------------------------------------------------------------------------------------------------------
Alan M. Meder                  Treasurer since 2000.                     Senior Vice President and Chief Operations
  DOB: 11/1/59                                                           Officer, Duff & Phelps Investment Management
                                                                         Co. (1997-present).
----------------------------------------------------------------------------------------------------------------------
Richard J. Wirth               Secretary since 2002.                     Vice President of Insurance and Investment
  One American Row                                                       Products Counsel (2002-present), Counsel
  Hartford, CT 06102                                                     (1993- 2002), Phoenix Life Insurance Company.
  DOB: 11/14/58                                                          Director and President (2003-present) and
                                                                         Assistant Secretary (2002-present), Phoenix
                                                                         Variable Advisors. Secretary (2002-present)
                                                                         and Chief Legal Officer (2003-present),
                                                                         Phoenix Fund Complex.

DIRECTORS

Francis E. Jeffries, Chairman
E. Virgil Conway
William W. Crawford
William N. Georgeson
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
Richard A. Pavia
Harry Dalzell-Payne

OFFICERS

Francis E. Jeffries
President & Chief Executive Officer

Daniel J. Petrisko
Vice President & Portfolio Manager

Alan M. Meder
Treasurer

Richard J. Wirth
Secretary

INVESTMENT ADVISER

Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, IL 60603
(312) 541-5555

ADMINISTRATOR

Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN AND TRANSFER AGENT

The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(800) 524-4458

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP
333 West Wacker Drive
Chicago, IL 60606

This report is for stockholder information.
This is not a prospectus intended for use in the purchase or sale of Fund shares. Information contained in this report is dated and subject to change. Past performance is no guarantee of future results.

Duff & Phelps Utility and Corporate Bond Trust Inc.
55 East Monroe Street
Chicago, IL 60603
                                 DUFF & PHELPS
                                  UTILITY AND
                                   CORPORATE
                                BOND TRUST INC.

                              [DUFF & PHELPS LOGO]
                                 ANNUAL REPORT
                               DECEMBER 31, 2003

Item 2 - Code of Ethics -

Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request

     (a) In August 2003, the Registrant adopted a code of ethics that applied to its Chief Executive officer, President, Chief Financial Officer and Treasurer. Copies of the code of ethics may be requested free of change by calling collect to 1-312-541-5555.

     (b) Since the adoption of the code of ethics in August 2003, there were no amendments to the code of ethics referred to in 2(a) above.

     (c) During the period covered by this report, there were no waivers to the provisions of the code of ethics referred to in 2(a) above.

Item 3 - Audit Committee Financial Expert -

Did the registrant's board of directors determine that the registrant either:
(i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

         (a)    The Board of Directors of the Registrant has designated Everett
                L. Morris and E. Virgil Conway as Audit Committee Financial Experts. Mr. Morris and Mr. Conway are both considered by the Board to be independent directors.

Item 4 - Principal Accountant Fees and Services -

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                           FY 02-$34,875
                           FY 03-$36,500

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                           Periodic review of the Fund's commercial paper rating agency compliance tests.

                           FY 02-$9,375
                           FY 03-$7,425

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                           Completion of the federal tax return

                           FY 02-$4,000
                           FY 03-$3,500

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                           FY02- $0
                           FY03- $0

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must pre-approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that would have a direct impact on the operations and the financial reporting of the registrant. Such audit, audit-related, tax compliance and non-audit services that may be provided to the Registrant or to such service providers are referred to collectively as "Covered Services". The Committee is authorized to pre-approve specified Covered Services, generally for a period of 12 months from the date of such pre-approval. Any such pre-approved Covered Services, and the range of fees charged therefore, are reviewed by the Committee on at least an annual basis. The Committee may, from time to time, modify the nature of the Covered Services pre-approved, the aggregate levels of pre-approved fees or both. In the intervals between scheduled meetings of the Committee, the Committee has delegated pre-approval authority to the Chairman of the Committee. However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee. The Committee is informed of each service pre-approved under such delegation at the next scheduled Committee meeting.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                         100%

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

                         0%

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                         FY02- $13,375
                         FY03- $10,925

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

                         No non-audit services rendered.

Item 5 - Audit Committee of Listed Registrants

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors s acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         (a) The Registrant has a separately designated standing audit committee.

         (b) E. Virgil Conway, William W. Crawford, Harry Dalzell-Payne, William N. Georgeson, Geraldine M. McNamara, Everett L. Morris and Richard A. Pavia

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         The Fund does not typically hold voting securities and the Fund's Board of Directors has adopted proxy voting procedures whereby the Fund's Investment Adviser would review any proxy solicitation materials on a case-by-case basis and would vote any such securities in accordance with the Investment Adviser's good faith belief as to the best interest of the

         Fund and its shareholders. The receipt by the Fund of any such proxy solicitation materials and any vote in connection with the Fund's portfolio securities would be reviewed subsequently by the Fund's Board of Directors. The Fund's Board of Directors may change these proxy voting procedures at any time or from time to time. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling collect 1-312-541-5555 or on the Commission's website at http://www.sec.gov.

Item 8 - Reserved

Item 9 - Controls and Procedures

         (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

         (a)    Code of Ethics - Attached hereto

         (b)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
                - Attached hereto

         (c)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
                - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Duff & Phelps Utility and Corporate Bond Trust, Inc.

         By: /s/ Alan M. Meder
             -----------------
             Alan M. Meder,
             Treasurer & Principal Financial and Accounting Officer of Duff & Phelps Utility and Corporate Bond Trust, Inc.

         Date: February 26, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Francis E. Jeffries
             -----------------------
             Francis E. Jeffries,
             President & Chief Executive Officer of
             Duff & Phelps Utility and Corporate Bond Trust, Inc.

         Date: February 26, 2004

         By: /s/  Alan M. Meder
             ------------------
             Alan M. Meder,
             Treasurer & Principal Financial and Accounting Officer of Duff & Phelps Utility and Corporate Bond Trust, Inc.

         Date: February 26, 2004